LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Lease Expense	The lease cost was as follows:
Year ended December 31, 2019

Operating lease cost	766

Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases was as follows:
Year ended December 31, 2019

Operating cash flows from operating leases	786

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows:

December 31, 2019

Operating Leases
Operating lease right-of-use assets	1,369

Other current liabilities	672
Operating lease liabilities	744
Total operating lease liabilities	1,416

Weighted Average Remaining Lease Term
Operating leases	2.08 years

Weighted Average Discount Rate
Operating leases	2.75%

Schedule of Maturities of Lease Liabilities
As of December 31, 2019, the maturities of lease liabilities were as follows:

Operating Leases

Year Ending December 31,
2020	687
2021	627
2022	145
Total lease payments	1,459
Less imputed interests	(43)
Total	1,416

Schedule of Minimum Lease Payments	As of December 31, 2018, the minimum lease payments of the Company, were as follows:
Year ending December 31:
2019	392
2020	399
2021	405
2022	119
Total future minimum lease payments	1,315